SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.7%
	City of New York (City Budget Financial Management) GO, Series G, 5.00% due 8/1/2030	$1,000,000	$ 1,137,250
	City of New York GO,
	Series A, 5.00% due 8/1/2039	1,000,000	1,274,400
	Series F1, 5.00% due 4/1/2037	940,000	1,169,275
	County of Nassau GO, Series C, 4.00% due 3/15/2021	1,000,000	1,007,230
	Erie County Fiscal Stability Authority, Series D, 5.00% due 9/1/2034	850,000	1,074,799
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2028 - 7/1/2036	1,500,000	1,716,550
	Hempstead Town Local Development Corp. (Hofstra University), 5.00% due 7/1/2028	500,000	510,655
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,215,700
	Long Island Power Authority (Electric System Capital Improvements; Insured: AGC), Series C, 5.25% due 9/1/2029	645,000	873,201
	Metropolitan Transportation Authority, Series D-1, 5.00% due 11/15/2031	1,000,000	1,130,720
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	600,000	623,940
	Monroe County (Monroe Community College Association, Inc.; Insured: AGM) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	614,727
	Monroe County (Rochester City School District) (State Aid Withholding) IDC, 5.00% due 5/1/2033	620,000	787,034
	Nassau County (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,000,000	1,107,580
	Nassau County Sewer & Storm Water Finance Authority (Sewerage and Storm Water Resource Facilities), Series A, 5.00% due 10/1/2021 - 10/1/2031	1,675,000	1,925,306
	New York City Health and Hospitals Corp. (Healthcare Facilities Improvements) GO, Series A, 5.00% due 2/15/2025	1,000,000	1,004,430
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A1, 5.00% due 8/1/2038	1,000,000	1,257,170
	Series A2, 5.00% due 5/1/2039	1,000,000	1,277,510
	New York State Dormitory Authority, Series A, 5.00% due 2/15/2032 - 10/1/2033	1,100,000	1,363,096
	New York State Dormitory Authority (Barnard College), Series A, 4.00% due 7/1/2024 - 7/1/2025	350,000	400,264
	New York State Dormitory Authority (Columbia University Teachers College), Series A, 5.00% due 7/1/2027	750,000	799,388
	New York State Dormitory Authority (Green Bond-Cornell University), Series D, 5.00% due 7/1/2036	500,000	781,000
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	1,500,000	1,637,070
	New York State Dormitory Authority (Northwell Health Obligated Group), Series A, 5.00% due 5/1/2033	100,000	125,806
	New York State Dormitory Authority (School District Financing Program) (State Aid Withholding), Series C, 5.00% due 10/1/2023	575,000	646,248
	New York State Dormitory Authority (School District Financing Program; Insured: AGM) (State Aid Withholding),
	Series A, 5.00% due 10/1/2028	200,000	233,562
	Series H,
	5.00% due 10/1/2024	480,000	496,618
	5.00% due 10/1/2024 (pre-refunded 10/1/2021)	520,000	538,621
	New York State Dormitory Authority (St. John’s University; Insured: Natl-Re), Series C, 5.25% due 7/1/2022	1,000,000	1,063,900
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series D, 4.00% due 2/15/2040	500,000	596,920
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2033	500,000	613,330
	New York State Environmental Facilities Corp. (State of New York State Revolving Fund), 5.00% due 6/15/2029 - 6/15/2038	1,250,000	1,334,380
	New York State Thruway Authority,
	Series J, 5.00% due 1/1/2033	325,000	367,578
	Series N, 5.00% due 1/1/2035	250,000	325,645
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2025 - 7/1/2032	855,000	976,839
	Onondaga Civic Development Corp. (State University of New York Upstate Medical University), 5.50% due 12/1/2031 (pre-refunded 12/1/2021)	1,000,000	1,048,370
	Port Authority of New York & New Jersey AMT, 5.00% due 11/1/2039	200,000	252,922
	Sales Tax Asset Receivable Corp. (New York Local Government Assistance Corp.), Series A, 5.00% due 10/15/2029 - 10/15/2031	2,250,000	2,630,683
	State of New York Mortgage Agency, Series 223, 2.65% due 10/1/2034	450,000	473,418
	Syracuse Industrial Development Agency (Syracuse City School District) (State Aid Withholding), 5.25% due 5/1/2026	2,150,000	2,184,851
	Tompkins County Development Corp. (Ithaca College Project), 5.00% due 7/1/2034 - 7/1/2037	820,000	1,001,900
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	337,985
	Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels) GO,
	Series A,
	5.00% due 11/15/2028 (pre-refunded 5/15/2024)	1,000,000	1,160,460
	5.00% due 11/15/2029	1,000,000	1,153,490
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2038	250,000	308,573
	Utility Debt Securitization Authority (Long Island Power Authority-Electric Service), Series TE, 5.00% due 12/15/2029 - 12/15/2030	2,000,000	2,281,380
	West Seneca Central School District (Facilities Improvements; Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2023	1,300,000	1,475,604
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029 - 7/1/2034	450,000	515,401
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.7% (Cost $43,952,042)		$46,832,779
	SHORT-TERM MUNICIPAL BONDS — 1.2%
[a]	New York City Water & Sewer System (SPA U.S. Bank, N.A.), Series DD, 0.10% due 6/15/2043 (put 1/4/2021)	600,000	600,000
	Total Investments — 98.9% (Cost $44,552,042)		$47,432,779
	Other Assets Less Liabilities — 1.1%		516,098

SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$47,948,877

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
GO	General Obligation
IDC	Industrial Development Corp.
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New York Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.